COMMITMENTS AND CONTINGENCIES - Other Information (Details)	12 Months Ended
Sep. 30, 2025 USD ($)
COMMITMENTS AND CONTINGENCIES
Operating cash flows from operating leases	$ 586,334
Weighted-average remaining lease term - operating leases	3 months 18 days
Weighted-average discount rate - operating leases	9.10%